EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EXPLORATION AND EVALUATION EXPENDITURE
Total exploration and evaluation assets	$ 79,470	$ 42,726
Less amount classified as asset held for sale	(24,284)	(61,064)
Total exploration and evaluation assets	79,470	34,979	$ 34,366
Carrying amount, at cost
EXPLORATION AND EVALUATION EXPENDITURE
Total exploration and evaluation assets	197,363	185,819
Provision for impairment
EXPLORATION AND EVALUATION EXPENDITURE
Total exploration and evaluation assets	$ (117,893)	(143,093)
Exploration and evaluation assets
EXPLORATION AND EVALUATION EXPENDITURE
Less amount classified as asset held for sale		$ (7,747)